ACQUISITION (Tables)	6 Months Ended
Apr. 30, 2024
ACQUISITION
Schedule of fair value of the assets acquired and liabilities assumed under the acquisition

February 29, 2024
Assets acquired:
Cash	$77,893
Intangible assets	1,797,109
Total assets	1,875,002
Liabilities assumed:
Accrued liabilities	—
Total liabilities	—
Purchase price	$1,875,002